Nationwide Life Insurance Company • Nationwide Variable Account-II

Prospectus supplement dated February 14, 2012 to
Schwab Custom Solutions prospectus dated May 1, 2010;
BOA Achiever, BOA Choice Venue II, BOA Elite Venue, BOA Future II, BOA Future Venue, Destination All American Gold, Compass All American Gold, Key All American Gold, and Nationwide Destination C prospectus dated May 1, 2011

This supplement updates certain information contained in your prospectus.  Please read it and keep it with your prospectus for future reference.

1.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares into the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Capital Growth Fund: Series II Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Capital Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.

Additionally, all references to Invesco – Invesco V.I. Capital Appreciation Fund: Series II Shares are removed.

2.
The Board of Trustees of Invesco voted to merge the Invesco – Invesco V.I. Capital Development Fund: Series II Shares into the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Invesco – Invesco V.I. Capital Development Fund: Series II Shares will be transferred to the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares.

In connection with this merger, effective April 27, 2012, the Invesco – Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Invesco - Invesco Van Kampen V.I. Mid Cap Growth Fund: Series II
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital growth.

Additionally, all references to Invesco – Invesco V.I. Capital Development Fund: Series II Shares are removed.

3.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Global Technology Portfolio: Service II Shares into the Janus Aspen Series – Global Technology Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Global Technology Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Global Technology Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Global Technology Portfolio: Service Shares is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Janus Aspen Series - Global Technology Portfolio: Service Shares
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.

Additionally, all references to Janus Aspen Series – Global Technology Portfolio: Service II Shares are removed.

4.
The Board of Trustees of Janus Aspen Series voted to merge the Janus Aspen Series – Overseas Portfolio: Service II Shares into the Janus Aspen Series – Overseas Portfolio: Service Shares effective on or about April 27, 2012.  Subject to shareholder approval, after the close of business on or about April 27, 2012, any account value allocated to the Janus Aspen Series – Overseas Portfolio: Service II Shares will be transferred to the Janus Aspen Series – Overseas Portfolio: Service Shares.

In connection with this merger, effective April 27, 2012, the Janus Aspen Series – Overseas Portfolio: Service Shares is available to all owners as an investment option, and all references to Janus Aspen Series – Overseas Portfolio: Service II Shares are removed.

5.
The Board of Trustees of Van Eck VIP Trust voted to merge the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 into the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class effective on or about April 30, 2012.  Subject to shareholder approval, after the close of business on or about April 30, 2012, any account value allocated to the Van Eck VIP Trust – Global Hard Assets Fund: Class R1 will be transferred to the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class.

In connection with this merger, effective April 30, 2012, the Van Eck VIP Trust – Global Hard Assets Fund: Initial Class is added to the contract as an investment option and "Appendix A: Underlying Mutual Funds" is revised to add the following:

Van Eck VIP Trust - Van Eck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.

Additionally, all references to Van Eck VIP Trust – Global Hard Assets Fund: Class R1 are removed.